BRINSON SERIES
TRUST

STRATEGIC
INCOME
PORTFOLIO

JUNE 30, 2001

SEMIANNUAL REPORT

BRINSON SERIES TRUST -- STRATEGIC INCOME PORTFOLIO             SEMIANNUAL REPORT

                                                                 August 15, 2001

Dear Contract Owner,

We present you with the semiannual report for Brinson Series Trust--Strategic Income Portfolio for the six months ended June 30, 2001.

MARKET REVIEW

[GRAPHIC]

U.S. economic growth continued to contract during the six months ended June 30, 2001, with a ripple effect on overseas economies. In the U.S., industrial production declined, corporate profits suffered and unemployment claims rose, prompting the Federal Reserve Board (the "Fed") to attempt to reinvigorate the economy. The Fed began a series of rate cuts early in the calendar year, making a surprise 50 basis point (one basis point equals 1/100th of one percent) decrease in the Federal Funds rate in January 2001. Five more rate cuts followed through June for a total 2.75% decrease, dropping the rate to 3.75% at period-end from 6.50% at year-end 2000. Central banks around the world also cut interest rates, although not to the same extent as the U.S. Federal Reserve. In this uncertain economic climate, the U.S. bond market experienced a relatively robust period.

The overall U.S. bond market, as measured by the Lehman Brothers Aggregate Bond Index, returned 3.62% for the six months ended June 30, 2001. The high-yield sector fared better, advancing 4.87% for the period, as measured by the Merrill Lynch High Yield Master Index. Global bonds, as measured by the Salomon Smith Barney World Government Bond Index (unhedged), lost 4.56%. Emerging markets, with the completion of the Argentine debt swap in June, posted relatively strong returns for the six months ended June 30, 2001, advancing 5.52% as measured by the MSCI EMBI+ Index. Japan's economy continues to be weak, although the new prime minister has promised major economic reform after the next national election.

PORTFOLIO REVIEW

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/01

                                          6 MONTHS     1 YEAR     INCEPTION*

STRATEGIC INCOME PORTFOLIO (CLASS H)        -2.39%      -1.25%       1.19%

STRATEGIC INCOME PORTFOLIO (CLASS I)        -2.48       -1.45       -0.04

LEHMAN BROTHERS AGGREGATE BOND INDEX         3.62       11.23        5.25

MERRILL LYNCH HIGH YIELD MASTER INDEX        4.87        2.10        1.94

SALOMON SMITH BARNEY WORLD GOVERNMENT
  BOND INDEX (SSB WGBI)                     -4.56       -3.07       -1.43

* Inception: since commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Index performance is shown as of nearest month end of inception of oldest share class:
      September 30, 1998.

      The investment return and the principal value of an investment in the Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the ex-dividend dates and do not include sales charges. In addition, for the fiscal year ended 1999, and for the period from January 1, 2000 through February 29, 2000 the Portfolio's investment manager voluntarily waived payment of certain fees for Class I shares. Without this waiver, performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

PORTFOLIO HIGHLIGHTS

During the six months ended June 30, 2001, the Portfolio's Class H shares declined 2.39%, while Class I shares declined 2.48%. The Portfolio's benchmarks, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master Index, and SSB WGBI, returned 3.62%, 4.87% and -4.56%, respectively, for the same period.

During the period, the Portfolio remained diversified among global high yield, government debt and emerging markets in an effort to offset weakness in individual sectors. We reduced the Portfolio's exposure to U.S. government and investment grade obligations from 34.4% of net assets at the start of the period, to 26.8% at period-end. We also pared down the Portfolio's allocation to U.S. high-yield obligations from 34.5% to 29.4% of net assets during the six-month period. Exposure to foreign and emerging markets remained slightly below its level at the start of the reporting period. The Portfolio's cash and equivalent holdings increased significantly in an effort to anchor the Portfolio during a period of economic volatility.

PORTFOLIO STATISTICS

SECTOR ALLOCATION*                                      6/30/01         12/31/00
--------------------------------------------------------------------------------
Foreign & Emerging Markets                                34.7%           36.1%
U.S. High Yield                                           29.4            34.5
U.S. Government & Investment Grade                        26.8            34.4
Cash & Equivalents                                        17.1             0.0
Liabilities in Excess of Other Assets                     -8.0            -5.0
--------------------------------------------------------------------------------
Total                                                    100.0%          100.0%

CHARACTERISTICS*                                        6/30/01         12/31/00
--------------------------------------------------------------------------------
Net Assets (mm)                                           $13.0            $13.0
Weighted Average Duration                               5.7 yrs.        7.2 yrs.
Weighted Average Maturity                               9.5 yrs.        9.7 yrs.
--------------------------------------------------------------------------------

PROPOSED MERGER ANNOUNCEMENT

The Portfolio's board of trustees has approved the submission to its shareholders of an Agreement and Plan of Acquisition and Termination under which the Portfolio would transfer substantially all of its assets and stated liabilities to Global Bond Portfolio, a series of Alliance Variable Products Series Fund, Inc. ("Global Bond Portfolio"). If the Portfolio's shareholders approve the proposed merger, shareholders will receive like shares of Global Bond Portfolio in exchange for their Portfolio shares and the Portfolio will cease operations. The merger is expected to be a tax-free reorganization, which means that the Portfolio's shareholders will not realize any gain or loss on their receipt of shares in the merger and neither the Portfolio nor the Global Bond Portfolio will realize any gain or loss. Proxy solicitation materials that will be mailed to the Portfolio's shareholders will provide more information about the proposed merger. As of the date hereof, it is expected that these materials will be mailed on or about September 4, 2001. Investors may continue to buy, sell and exchange Portfolio shares as described in the current prospectus prior to the shareholder meeting. If the merger proposal is approved, the Portfolio expects to close to new purchases and exchange purchases approximately five business days prior to the date on which the merger is to be effected.

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

OUTLOOK

We believe the combination of tax cuts and easier monetary policy has significantly reduced the risk of recession in the U.S. We expect the U.S. economy to recover in the latter part of the calendar year. In the coming months, we are forecasting global growth to be positive but below potential.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Brinson Advisors, Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

PORTFOLIO OF INVESTMENTS                               JUNE 30, 2001 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                     MATURITY                 INTEREST
  (000)                                                                        DATES                    RATES               VALUE
---------                                                                    --------                 --------              -----
U.S. GOVERNMENT AND INVESTMENT GRADE CORPORATE OBLIGATIONS--26.80%

U.S. GOVERNMENT OBLIGATIONS--12.08%
   $   415   U.S. Treasury Bonds                                              08/15/29                   6.125%          $   430,398
       162   U.S. Treasury Inflation Index Notes                              01/15/09                   3.875               167,086
     1,000   U.S. Treasury Notes                                              02/15/11                   5.000               970,312
                                                                                                                         -----------
Total U.S. Government Obligations (cost--$1,600,102)                                                                       1,567,796
                                                                                                                         -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--11.53%
     1,505   FNMA (cost--$1,473,264)                                    03/15/07 to 04/29/09         5.250 to 7.125        1,497,458
                                                                                                                         -----------
CORPORATE OBLIGATIONS--3.19%
BANKS--1.54%
       200   BCI U.S. Funding Trust One                                      07/15/08(a)                 8.010               200,692
                                                                                                                         -----------
TELECOMMUNICATIONS--1.65%
       200   Centaur Funding **                                               04/21/20                   9.080               213,750
                                                                                                                         -----------
Total Corporate Obligations (cost--$380,623)                                                                                 414,442
                                                                                                                         -----------
Total U.S. Government and Investment Grade Corporate Obligations                                                           3,479,696
(cost--$3,453,989)                                                                                                       -----------

GLOBAL DEBT SECURITIES--34.69%

CANADA--2.96%
       600*  Government of Canada                                             06/01/10                   5.500               384,252
                                                                                                                         -----------
GERMANY--18.41%
     2,766*  Federal Republic of Germany                                02/17/06 to 01/04/30         5.000 to 6.250        2,390,202
                                                                                                                         -----------
ITALY--4.25%
       650*  Republic of Italy                                                07/01/05                   4.750               551,811
                                                                                                                         -----------
SWEDEN--1.86%
     2,300*  Kingdom of Sweden                                                08/15/07                   8.000               242,114
                                                                                                                         -----------
UNITED KINGDOM--7.21%
       615*  United Kingdom Gilt                                        12/07/03 to 12/07/07         6.500 to 7.250          936,210
                                                                                                                         -----------
Total Global Debt Securities (cost--$4,604,715)                                                                            4,504,589
                                                                                                                         -----------
HIGH YIELD SECURITIES--29.44%
CORPORATE BONDS--28.53%

CABLE--1.99%
       200   Knology Holdings, Inc.                                           10/15/07                  11.875+               65,000
       250   UIH Australia Pacific, Inc.                                      05/15/06                  14.000+              106,250
       175   United Pan Europe Communications N.V.**                          08/01/09                  10.875                54,872
       200   United Pan Europe Communications N.V.**                          11/01/09                  13.375+               32,000
                                                                                                                         -----------
                                                                                                                             258,122
                                                                                                                         -----------
CHEMICALS--3.85%
       125   Avecia Group PLC                                                 07/01/09                  11.000               127,500
       125   Huntsman ICI Chemicals LLC                                       07/01/09                  10.125               123,125
       250   Lyondell Chemical Co.                                            05/01/07                   9.875               249,375
                                                                                                                         -----------
                                                                                                                             500,000
                                                                                                                         -----------

PRINCIPAL
  AMOUNT                                                                     MATURITY                 INTEREST
  (000)                                                                        DATES                    RATES               VALUE
---------                                                                    --------                 --------              -----
HIGH YIELD SECURITIES--(CONTINUED)
CORPORATE BONDS--(CONCLUDED)

COMMUNICATIONS-FIXED--4.12%
   $   125   Allegiance Telecom, Inc.                                         05/15/08                  12.875%          $   110,000
       150   Global Crossing Holdings Ltd. **                                 08/01/07                   8.700               114,000
       100   McLeodUSA, Inc.                                                  01/01/09                  11.375                63,000
       105   Metromedia Fiber Network, Inc.                                   11/15/08                  10.000                40,425
       125   NorthEast Optic Network, Inc.                                    08/15/08                  12.750                35,000
       200   NTL Communications Corp.                                         02/01/08                  12.375               122,033
       125   Williams Communications Group                                    10/01/09                  10.875                50,000
                                                                                                                         -----------
                                                                                                                             534,458
                                                                                                                         -----------
COMMUNICATIONS-MOBILE--4.15%
       150   Nextel Communications, Inc.                                      11/15/09                   9.375               118,875
       125   Nextel Communications, Inc.                                      02/15/08                   9.950+               80,000
       125   Spectrasite Holdings, Inc.                                       04/15/09                  11.250+               56,250
       250   Voicestream Wireless Corp.                                       11/15/09                  10.375               283,635
                                                                                                                         -----------
                                                                                                                             538,760
                                                                                                                         -----------
DIVERSIFIED INDUSTRIES--0.99%
       125   Allied Waste North America, Inc.                                 08/01/09                  10.000               128,437
                                                                                                                         -----------
ENERGY--1.54%
       200   PSEG Energy Holdings, Inc.                                       06/15/11                   8.500               199,356
                                                                                                                         -----------
FINANCE--0.64%
       123   Airplanes Pass--Through Trust                                    03/15/19                  10.875                82,720
                                                                                                                         -----------
GAMING--3.02%
       250   MGM Grand, Inc.                                                  06/01/07                   9.750               266,250
       125   Park Place Entertainment Corp.                                   12/15/05                   7.875               125,312
                                                                                                                         -----------
                                                                                                                             391,562
                                                                                                                         -----------
HEALTHCARE--0.79%
       100   Tenet Healthcare Corp.                                           12/01/08                   8.125               103,125
                                                                                                                         -----------
PAPER & PACKAGING--0.98%
       125   Tembec Industry, Inc.                                            06/30/09                   8.625               127,500
                                                                                                                         -----------
TECHNOLOGY--0.92%
       125   Fairchild Semiconductor Corp.                                    03/15/07                  10.125               120,000
                                                                                                                         -----------
TELECOMMUNICATIONS--3.36%
       400   British Telecommunications PLC                                   12/15/30                   8.875               436,223
                                                                                                                         -----------
TRANSPORTATION--1.21%
       175   Stena AB                                                         06/15/07                   8.750               157,500
                                                                                                                         -----------
UTILITY--ELECTRIC--0.97%
       125   AES Corp.                                                        06/01/09                   9.500               126,563
                                                                                                                         -----------
Total Corporate Bonds (cost--$4,419,331)                                                                                   3,704,326
                                                                                                                         -----------

PRINCIPAL
  AMOUNT                                                                     MATURITY                 INTEREST
  (000)                                                                        DATES                    RATES              VALUE
---------                                                                    --------                 --------             -----
HIGH YIELD SECURITIES--(CONCLUDED)
CONVERTIBLE BONDS--0.91%

TELECOMMUNICATIONS--0.91%
   $   500   Versatel Telecom (cost--$327,837)                                03/30/05                   4.000%         $   117,967
                                                                                                                        -----------
Total High Yield Securities (cost--$4,747,168)                                                                            3,822,293
                                                                                                                        -----------

REPURCHASE AGREEMENT--17.14%
     2,225   Repurchase agreement dated 6/29/01 with State Street
               Bank and Trust Co., collateralized by $2,310,000 U.S.
               Treasury Bills, 3.310% due 12/27/01
               (value--$2,269,575); proceeds: $2,225,729
               (cost--$2,225,000)                                             07/02/01                   3.930%           2,225,000
                                                                                                                        -----------
Total Investments (cost--$15,030,872)--108.07%                                                                           14,031,578
Liabilities in excess of other assets--(8.07)%                                                                           (1,048,311)
                                                                                                                        -----------
Net Assets--100.00%                                                                                                     $12,983,267
                                                                                                                        ===========

----------
*     Stated in local currency.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+ Denotes a step-up bond or a zero coupon bond that converts to the noted fixed rate at a designated future date.
(a)   Maturity date shown is the callable date for perpetual rewriting security.

FORWARD FOREIGN CURRENCY CONTRACTS

                           CONTRACTS TO      IN EXCHANGE         MATURITY      UNREALIZED
                             DELIVER             FOR               DATES      APPRECIATION
                           ------------      -----------         --------     ------------
Euro                         906,949         USD 781,019         07/11/01       $12,598
British Pounds               569,824         USD 808,785         07/16/01         6,795
                                                                                -------
                                                                                $19,393
                                                                                =======

----------
CURRENCY TYPE ABBREVIATION

USD--U.S. Dollars

                 See accompanying notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES                    JUNE 30, 2001 (UNAUDITED)

ASSETS
Investments, at value (cost--$15,030,872)                                              $ 14,031,578
Cash (including cash denominated in foreign currencies, at value)                            31,658
Receivable for investments sold                                                             663,625
Interest receivable                                                                         281,774
Unrealized appreciation of forward foreign currency contracts                                19,393
Other assets                                                                                 24,552
                                                                                       ------------
Total assets                                                                             15,052,580
                                                                                       ------------
LIABILITIES
Payable for investments purchased                                                         2,043,030
Payable to affiliates                                                                         8,619
Accrued expenses and other liabilities                                                       17,664
                                                                                       ------------
Total liabilities                                                                         2,069,313
                                                                                       ------------
NET ASSETS
Beneficial interest shares--$0.001 par value (unlimited amount authorized)               14,064,918
Undistributed net investment income                                                         408,642
Accumulated net realized losses from investment and foreign currency transactions          (532,997)
Net unrealized depreciation of investments, other assets, liabilities
  and forward contracts denominated in foreign currencies                                  (957,296)
                                                                                       ------------
Net assets                                                                             $ 12,983,267
                                                                                       ============
CLASS H
Net assets                                                                             $ 11,087,857
                                                                                       ------------
Shares outstanding                                                                        1,004,159
                                                                                       ------------
Net asset value, offering price and redemption value per share                               $11.04
                                                                                             ======
CLASS I
Net assets                                                                             $  1,895,410
                                                                                       ------------
Shares outstanding                                                                          171,853
                                                                                       ------------
Net asset value, offering price and redemption value per share                               $11.03
                                                                                             ======

                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS

                                                                                       FOR THE SIX
                                                                                      MONTHS ENDED
                                                                                      JUNE 30, 2001
                                                                                       (UNAUDITED)
                                                                                      -------------
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $1,663)                                  $ 561,222
                                                                                       ---------
EXPENSES:
Investment management and administration                                                  50,743
Professional fees                                                                         16,290
Reports and notices to shareholders                                                        9,050
Custody and accounting                                                                     4,059
Trustees' fees                                                                             3,750
Distribution fees--Class I                                                                 2,626
Transfer agency and related services fees                                                  1,500
Other expenses                                                                             1,809
                                                                                       ---------
Net expenses                                                                              89,827
                                                                                       ---------
Net investment income                                                                    471,395
                                                                                       ---------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
  Investment transactions                                                               (225,561)
  Foreign currency transactions                                                          145,945
Net change in unrealized appreciation/depreciation of:
  Investments                                                                           (967,770)
  Other assets, liabilities and forward contracts denominated in foreign currencies      262,150
                                                                                       ---------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES                           (785,236)
                                                                                       ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $(313,841)
                                                                                       =========

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                FOR THE SIX
                                                                                               MONTHS ENDED         FOR THE
                                                                                               JUNE 30, 2001       YEAR ENDED
                                                                                                (UNAUDITED)     DECEMBER 31, 2000
                                                                                               -------------    -----------------
FROM OPERATIONS:
Net investment income                                                                          $    471,395       $    919,850
Net realized losses from investment and foreign currency transactions                               (79,616)          (693,491)
Net change in unrealized appreciation/depreciation of investments, other assets,
  liabilities and forward contracts denominated in foreign currencies                              (705,620)           (85,446)
                                                                                               ------------       ------------
Net increase (decrease) in net assets resulting from operations                                    (313,841)           140,913
                                                                                               ------------       ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class H                                                                           --           (516,103)
Net investment income--Class I                                                                           --            (94,551)
                                                                                               ------------       ------------
Total dividends to shareholders                                                                          --           (610,654)
                                                                                               ------------       ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares                                                                307,502          2,183,102
Cost of shares repurchased                                                                         (608,554)        (1,484,574)
Proceeds from dividends reinvested                                                                  610,654                 --
                                                                                               ------------       ------------
Net increase in net assets from beneficial interest transactions                                    309,602            698,528
                                                                                               ------------       ------------
Net increase (decrease) in net assets                                                                (4,239)           228,787
NET ASSETS:
Beginning of period                                                                              12,987,506         12,758,719
                                                                                               ------------       ------------
End of period (including undistributed net investment income of $408,642 at June 30, 2001)     $ 12,983,267       $ 12,987,506
                                                                                               ============       ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Brinson Series Trust--Strategic Income Portfolio (the "Portfolio") is a diversified portfolio of Brinson Series Trust (the "Fund"), which is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

      Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

      The Fund accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.), the investment manager and administrator of the Portfolio, or by Alliance Capital Management L.P. ("Alliance Capital") the Portfolio's sub-advisor. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio's custodian.

      Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Fund's board.

      REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors.

      INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts and premiums are accreted as adjustments to interest income and the identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      FOREIGN CURRENCY TRANSLATION--The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

      Although the net assets and the market values of the Portfolio's securities are presented at the foreign exchange rates at the end of the period, the Portfolio does not generally isolate the effect of fluctuations in foreign exchange rates from the effects of fluctuations in the market price of securities. However, the Portfolio does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income for income tax reporting purposes. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency-denominated assets and liabilities at the period-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

      FORWARD FOREIGN CURRENCY CONTRACTS--The Portfolio may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge fluctuations in the value of securities denominated in a different currency if Alliance Capital anticipates that there is a correlation between the two currencies. Forward contracts may also be used to shift the Portfolio's exposure to foreign currency fluctuations from one country to another.

      The Portfolio has no specific limitation on the percentage of assets which may be committed to such contracts; however, the value of all forward contracts will not exceed the total market value of the Portfolio's total assets. The Portfolio may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the positions being hedged by such contracts or (2) the Portfolio maintains cash or liquid securities in a segregated account in an amount not less than the value of the Portfolio's total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked to market daily.

      Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Fluctuations in the value of forward contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Realized gains and losses include net gains or losses recognized by the Portfolio on contracts which have matured.

      DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

      Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolio is authorized to invest. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT MANAGER AND ADMINISTRATOR

      The Board has approved an investment management and administration contract between the Fund and Brinson Advisors ("Management Contract"), under which Brinson Advisors serves as investment manager and administrator of the Portfolio. In accordance with the Management Contract, the Portfolio pays Brinson Advisors an investment management and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.75% of the Portfolio's average daily net assets. At June 30, 2001, the Portfolio owed Brinson Advisors $8,193 in investment management and administration fees.

      Brinson Advisors has entered into a sub-advisory contract with Alliance Capital dated March 1, 2001 ("Alliance Capital Contract"), pursuant to which Alliance Capital serves as investment sub-advisor for the Portfolio. Under the Alliance Capital Contract, Brinson Advisors (not the Portfolio) is obligated to pay Alliance Capital a fee, accrued daily and paid monthly, at the annual rate of 0.375% of the Portfolio's average daily net assets.

DISTRIBUTION PLAN

      Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Brinson Advisors a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Brinson Advisors pays the entire distribution fee to the insurance companies. At June 30, 2001, the Portfolio owed Brinson Advisors $426 in distribution fees.

SECURITIES LENDING

      The Portfolio may lend securities up to 30% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, serves as the Portfolio's lending agent and has been approved as a borrower under the Portfolio's securities lending program.

      At June 20, 2001, there were no securities on loan from the Portfolio.

BANK LINE OF CREDIT

      The Portfolio may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2001, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at June 30, 2001 was substantially the same as the cost of securities for financial statement purposes.

      At June 30, 2001, the components of net unrealized depreciation of investments were as follows:

            Gross appreciation (investments having an excess of value over cost)      $   153,597
            Gross depreciation (investments having an excess of cost over value)       (1,152,891)
                                                                                      -----------
            Net unrealized depreciation of investments                                $  (999,294)
                                                                                      ===========

----------
* UBS PaineWebber is a service mark of UBS AG.

      For the six months ended June 30, 2001, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $13,351,078 and $14,117,686, respectively.

FEDERAL TAX STATUS

      The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a Federal excise tax.

      At December 31, 2000, the Portfolio had a net capital loss carryforward of $342,400, available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire as follows: $123,581 by December 31, 2007 and $218,819 by December 31, 2008. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable these gains will not be distributed.

SHARES OF BENEFICIAL INTEREST

      There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           CLASS H                         CLASS I
      SIX MONTHS ENDED             -----------------------         -------------------------
      JUNE 30, 2001:                SHARES         AMOUNT           SHARES         AMOUNT
                                   -------       ---------         -------       -----------
      Shares sold                       --       $      --          27,058       $   307,502
      Shares repurchased            (5,367)        (62,185)        (48,287)         (546,369)
      Dividends reinvested          45,754         516,103           8,382            94,551
                                   -------       ---------         -------       -----------
      Net increase (decrease)       40,387       $ 453,918         (12,847)      $  (144,316)
                                   =======       =========         =======       ===========

      YEAR ENDED
      DECEMBER 31, 2000:
      Shares sold                   57,410       $ 667,250         129,854       $ 1,515,852
      Shares repurchased           (67,577)       (794,360)        (58,988)         (690,214)
                                   -------       ---------         -------       -----------
      Net increase (decrease)      (10,167)      $(127,110)         70,866       $   825,638
                                   =======       =========         =======       ===========

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                          CLASS H                                         CLASS I
                                   ----------------------------------------------------- -------------------------------------------
                                                                       FOR THE PERIOD                               FOR THE PERIOD
                                    FOR THE SIX  FOR THE YEARS ENDED SEPTEMBER 28, 1998+  FOR THE SIX   FOR THE    JANUARY 5, 1999++
                                    MONTHS ENDED    DECEMBER 31,           THROUGH        MONTHS ENDED YEAR ENDED       THROUGH
                                   JUNE 30, 2001 -------------------     DECEMBER 31,    JUNE 30, 2001 DECEMBER 31,   DECEMBER 31,
                                    (UNAUDITED)   2000(2)     1999           1998         (UNAUDITED)    2000(2)          1999
                                   -------------  -------    -------  ------------------ ------------- ------------ ----------------
Net asset value, beginning
  of period                           $ 11.31     $ 11.73    $ 12.19       $ 12.00          $11.31        $11.73         $12.22
                                      -------     -------    -------       -------          ------        ------         ------
Net investment income                    0.40        0.80@      0.77@         0.14            0.39          0.76@          0.76@
Net realized and unrealized
  gains (losses) from investments,
  futures and foreign currency
  transactions                          (0.67)      (0.68)@    (0.54)@        0.20           (0.67)        (0.67)@        (0.56)@
                                      -------     -------    -------       -------          ------        ------         ------
Net increase (decrease) from
  investment operations                 (0.27)       0.12       0.23          0.34           (0.28)         0.09           0.20
                                      -------     -------    -------       -------          ------        ------         ------
Dividends from net investment
  income                                   --       (0.54)     (0.68)        (0.14)             --         (0.51)         (0.68)
Distributions from net realized
  gains from investments                   --          --         --         (0.01)             --            --             --
Distributions from paid in
  capital                                  --          --      (0.01)           --              --            --          (0.01)
                                      -------     -------    -------       -------          ------        ------         ------
Total dividends and distributions
  to shareholders                          --       (0.54)     (0.69)        (0.15)             --         (0.51)         (0.69)
                                      -------     -------    -------       -------          ------        ------         ------
Net asset value, end of period        $ 11.04     $ 11.31    $ 11.73       $ 12.19          $11.03        $11.31         $11.73
                                      =======     =======    =======       =======          ======        ======         ======
Total investment return (1)             (2.39)%      1.00%      1.89%         2.84%          (2.48)%        0.80           1.63%
                                      =======     =======    =======       =======          ======        ======         ======
Ratios/Supplemental data:
Net assets, end of period (000's)     $11,088     $10,899    $11,423       $10,328          $1,895        $2,089         $1,335
Expenses to average net assets,
  before waiver from manager             1.28%*      1.59%      1.62%         1.44%*          1.53%*        1.83%          1.87%*
Expenses to average net assets,
  after waiver from manager              1.28%*      1.59%      1.62%         1.44%*          1.53%*        1.80%          1.62%*
Net investment income to average net
  assets, before waiver from manager     6.97%*      6.84%      6.20%         5.09%*          6.72%*        6.61%          5.75%*
Net investment income to average net
  assets, after waiver from manager      6.97%*      6.84%      6.20%         5.09%*          6.72%*        6.64%          6.00%*
Portfolio turnover                        106%        273%       403%           81%            106%          273%           403%

----------
+     Commencement of operations.
++    Commencement of issuance of shares.
*     Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) Alliance Capital Management L.P. has served as the Portfolio's sub-advisor since October 10, 2000. Prior to that date, Brinson Advisors, Inc. managed the Portfolio's investments.

SHAREHOLDER INFORMATION (UNAUDITED)

      At a Special Meeting of Shareholders held on March 1, 2001, the shareholders of the Fund approved the following proposals, as indicated below:

                                                                                      SHARES       SHARES VOTED    SHARES
PROPOSAL 1                                                                           VOTED FOR        AGAINST      ABSTAIN
                                                                                     ---------        -------      -------
TO APPROVE OR DISAPPROVE A NEW INVESTMENT MANAGEMENT AND ADMINISTRATION CONTRACT
BETWEEN BRINSON SERIES TRUST ("TRUST") AND BRINSON ADVISORS, INC  ("BRINSON
ADVISORS") (FORMERLY MITCHELL HUTCHINS ASSET MANAGEMENT INC.)
WITH RESPECT TO STRATEGIC INCOME PORTFOLIO ("FUND")                                  1,052,776            0        68,654

                                                                                      SHARES       SHARES VOTED    SHARES
PROPOSAL 2                                                                           VOTED FOR        AGAINST      ABSTAIN
                                                                                     ---------        -------      -------
TO APPROVE OR DISAPPROVE A NEW SUB-ADVISORY CONTRACT BETWEEN
BRINSON ADVISORS AND ALLIANCE CAPITAL MANAGEMENT L.P.  WITH RESPECT
TO THE FUND                                                                          1,032,342        74,336       14,752

                                                                                      SHARES       SHARES VOTED    SHARES
PROPOSAL 3                                                                           VOTED FOR        AGAINST      ABSTAIN
                                                                                     ---------        -------      -------
TO APPROVE OR DISAPPROVE A POLICY TO PERMIT BRINSON ADVISORS AND THE TRUST'S
BOARD OF TRUSTEES TO APPOINT AND REPLACE SUB-ADVISORS FOR THE FUND AND TO ENTER
INTO AND AMEND THEIR SUB-ADVISORY CONTRACTS WITHOUT FURTHER SHAREHOLDER APPROVAL     1,032,342            0        89,087


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE PORTFOLIO WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

                         BRINSON ADVISORS

                         (C)2001 Brinson Advisors, Inc.
                         All Rights Reserved